Shareholder Fees	Sep. 26, 2025 USD ($)
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[2]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE SELECT SMALL CAP FUND | NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND | NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
NORTH SQUARE CORE PLUS BOND FUND | NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Shareholder Fee, Other	0
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class I
Prospectus [Line Items]
Shareholder Fee, Other	0
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[3]
Redemption Fee	$ 0
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Redemption Fee	$ 0
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[4]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[5]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[6]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%
Maximum Deferred Sales Charge (as a percentage)	0.00%	[7]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	1.00%	[8]
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%

[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[2]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[3]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[4]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[5]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[6]	A CDSC of 1.00% will be charged on Class C shares purchases that are redeemed in whole or in part within 12 months of purchase.
[7]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
[8]	A CDSC of 1.00% will be charged on Class C shares purchases that are redeemed in whole or in part within 12 months of purchase.